Leases - Amounts recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Interest expenses on lease liabilities	$ 139,552	$ 102,480
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short-term leases:	71,689	121,115
Containers
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short-term leases:	$ 36,597	$ 27,049